Operating Expenses (Details) - Schedule of Operating Expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operating Expenses [Abstract]
Cost of revenue	$ 24,084,598	$ 27,092,577	$ 16,955,555
Research and development expenses	1,954,842	1,877,907	1,038,547
General and administrative expenses	15,130,045	9,040,589	6,053,503
Selling and marketing expenses	7,347,777	1,646,144	1,256,315
Total	$ 48,517,262	$ 39,657,217	$ 25,303,920